Leases (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of detailed information about lease assets and lease liabilities

	Land and buildings	Plant and equipment 2	Total
	US$m	US$m	US$m
Lease assets

Year ended 31 December 2022

Carrying amount at 1 January 2022	377	703	1,080

Acquisitions through business combination 1	120	22	142

Additions	4	238	242

Lease remeasurements	5	103	108

Depreciation	(42)	(266)	(308)

Carrying amount at 31 December 2022	464	800	1,264

At 31 December 2022

Historical cost and remeasurements	591	1,311	1,902

Accumulated depreciation, impairment and disposals	(127)	(511)	(638)

Net carrying amount	464	800	1,264

Lease liabilities

Year ended 31 December 2022

At 1 January 2022	437	930	1,367

Acquisitions through business combination 1	245	23	268

Additions	1	189	190

Repayments (principal and interest)	(60)	(305)	(365)

Accretion of interest	25	78	103

Lease remeasurements	(25)	96	71

Carrying amount at 31 December 2022	623	1,011	1,634
Current	48	276	324
Non-current	575	735	1,310
Carrying amount at 31 December 2022	623	1,011	1,634

Lease assets

Year ended 31 December 2021

Carrying amount at 1 January 2021	392	592	984

Additions	14	214	228

Lease remeasurements	15	16	31

Disposals at written down value	(12)	-	(12)

Depreciation	(32)	(119)	(151)

Carrying amount at 31 December 2021	377	703	1,080

At 31 December 2021

Historical cost	462	948	1,410

Accumulated depreciation and impairment	(85)	(245)	(330)

Net carrying amount	377	703	1,080

Lease liabilities

Year ended 31 December 2021

At 1 January 2021	484	794	1,278

Additions	7	244	251

Repayments (principal and interest)	(70)	(192)	(262)

Accretion of interest	25	72	97

Lease remeasurements	(9)	12	3

Carrying amount at 31 December 2021	437	930	1,367

Current	19	172	191

Non-current	418	758	1,176

Carrying amount at 31 December 2021	437	930	1,367

Summary of detailed information about maturity analysis of lease payments
The table below presents the contractual undiscounted cash flows associated with the Group’s lease liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2022 US$m	2021 US$m
Due for payment in:
1 year or less	433	283
1-2 years	272	283
2-3 years	199	191
3-4 years	186	171
4-5 years	176	161
More than 5 years	966	789
	2,232	1,878

Summary of detailed information about contractual undiscounted cash flows associated with future lease commitments
The table below presents the contractual undiscounted cash flows associated with the Group’s future lease commitments for non-cancellable
leases not yet commenced, representing principal and interest.

	2022 US$m	2021 US$m
Due for payment in:
Within one year	67	80
After one year but not more than five years	263	159
Later than five years	1,288	49
	1,618	288